UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22211

IVA Fiduciary TRUST

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 10th Floor, New York, NY 10022

(Address of principal executive offices) (zip code)

Michael W. Malafronte

International Value Advisers, LLC

717 Fifth Avenue
10th Floor
New York, NY 10022

(Name and address of agent for service)

Copy to:

Michael S. Caccese, Esq.
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2950

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: SFC0805
One Lincoln Street, 8th Floor
Boston, MA 02110

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Report to Shareholders.

IVA Worldwide Fund

IVA International Fund

Semi-Annual Report

March 31, 2020

Beginning in May 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling (866) 941-4482 or by visiting www.fundreports.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Funds, you can call (866) 941-4482 or visit www.fundreports.com. Your election to receive reports in paper will apply to all funds held with IVA Funds or your financial intermediary.

Advised by International Value Advisers, LLC	An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Contents	IVA Funds

2	An Owner’s Manual
3	Letter from the President
4	Letter from the Portfolio Managers
7	Management’s Discussion of Fund Performance
IVA Worldwide Fund
9	Performance
10	Portfolio Composition
11	Schedule of Investments
IVA International Fund
17	Performance
18	Portfolio Composition
19	Schedule of Investments
26	Statements of Assets and Liabilities
27	Statements of Operations
28	Statements of Changes in Net Assets
29	Financial Highlights
35	Notes to Financial Statements
43	Additional Information
44	Fund Expenses

An Owner’s Manual	IVA Funds

An Atypical Investment Strategy

We manage both the IVA Worldwide and IVA International Funds with a dual attempt that is unusual in the mutual fund world: in the short-term (12-18 months), we attempt to preserve capital, while over the longer-term (5-10 years, i.e., over a full economic cycle), we seek to perform better than the MSCI All Country World Index, in the case of your IVA Worldwide Fund, and the MSCI All Country World (ex-U.S.) Index, in the case of your IVA International Fund.

The Worldwide Fund is typically used by investors who are looking for an “all weather fund” where we are given the latitude to decide how much we should have in the U.S. versus outside the U.S. The International Fund is typically used by investors who practice asset allocation and want to decide for themselves how much should be allocated to a domestic manager and how much should be allocated to a pure “international” (i.e., non-U.S.) manager, yet at the same time are looking for a lower risk – and lower volatility – exposure to international markets than may be obtained from a more traditional international fund.

We believe our investment approach is very different from the traditional approach of most mutual funds. We are trying to deliver returns that are as absolute as possible, i.e., returns that try to be as resilient as possible in down markets, while many of our competitors try to deliver good relative performance, i.e., try to beat an index, and thus would be fine with being down 15% if their benchmark is down 20%.

Why do we have such an unusual strategy (which, incidentally, is not easy to carry out)? Because we believe this strategy makes sense for many investors. We are fond of the quote by Mark Twain: “There are two times in a man’s life when he should not speculate: the first time is when he cannot afford to; the second time is when he can.” We realize that many investors cannot tolerate high volatility and appreciate that “life’s bills do not always come at market tops.” This strategy also appeals to us at International Value Advisers since we “eat our own cooking” for a significant part of our savings (invested in IVA products) and we have an extreme aversion to losing money.

An Eclectic Investment Approach

Here is how we try to implement our strategy:

■	We don’t hug benchmarks. In practical terms, this means we are willing to make big “negative bets,” i.e., having nothing or little in what has become big in the benchmark. Conversely, we will generally seek to avoid overly large positive bets.

■	We prefer having diversified portfolios (100 to 150 names). Because we invest on a global basis, we believe that diversification helps protect against weak corporate governance or insufficient disclosure, or simply against “unknown unknowns.” We like the flexibility to invest in small, medium and large companies, depending on where we see value.

■	We attempt to capture equity-type returns through fixed income securities but predominantly when credit markets (or sub-sets of them) are depressed and offer this potential.

■	We hold some gold, either in bullion form or via gold mining securities, as we believe gold provides a good hedge in either an inflationary or deflationary period, and it can help mitigate currency debasement over time.

■	We are willing to hold cash when we cannot find enough cheap securities that we like or when we find some, yet the broader market (Mr. Market) seems fully priced. We will seek to use that cash as ammunition for future bargains.

■	At the individual security level, we ask a lot of questions about “what can go wrong?” and will establish not only a “base case intrinsic value” but also a “worst case scenario” (What could prove us wrong? If we were wrong, are we likely to lose 25%, 30%, or even more of the money invested?). As a result, we will miss some opportunities, yet hopefully, we will also avoid instances where we experience a permanent impairment of value.

Letter from the President	IVA Funds

Michael W. Malafronte

Dear Shareholder,

This report covers the six month period ended March 31, 2020. The IVA Worldwide Fund and IVA International Fund (the “Funds”) are now in their twelfth year of operation. The Funds’ investment adviser, International Value Advisers, LLC (“IVA”), is frustrated with the Funds’ performance during the period.

The period began with markets continuing their upward trend with major indices reaching their all-time high in mid-February. Then fear and uncertainty surrounding the unparalleled COVID-19 pandemic sent markets into a tailspin during the last six weeks resulting in one of the worst quarters in history. This abrupt drawdown was difficult for almost all investors and the Funds were not immune capturing more of the downside than they have typically experienced in the past. This is not entirely unexpected when markets react so violently but our experienced team has navigated other crises in the past and will remain diligent in committing capital to future investments. While governments around the world attempt to contain the virus, they and central banks have been responding with even more monetary and fiscal policies to reduce financial disruptions. Since the duration and full impact of the crisis is unknown, our analysts have been running worst-case scenarios on the Funds’ portfolio holdings and feel confident that the current investments can weather the storm.

At IVA, our top priority is protecting the safety and well-being of our clients, employees and communities. We have enacted provisions of our Business Continuity Plan that enable employees to work from home while being fully operational. We have assessed the Funds’ other service providers and feel confident in their ability to provide uninterrupted service. We will continue monitoring the situation as reopening plans are unveiled to ensure we take the necessary steps to keep our employees safe while providing high quality service to our clients without disruption.

I want to offer my thanks to all my colleagues and to our shareholders for their continued support during this difficult time.

Michael W. Malafronte, President

Letter from the Portfolio Managers	IVA Funds

Charles de Vaulx

Chuck de Lardemelle

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Returns are shown net of fees and expenses and assume reinvestment of dividends and other income. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please call 1-866- 941-4482.

May 4, 2020

Dear Shareholder,

Over the first half of this fiscal year (September 30th, 2019 to March 31st, 2019), the IVA Worldwide Class A (no load) was down -14.3% (including reinvested dividends) while the IVA International Class A (no load) was down -17.2% including reinvested dividends. The MSCI All Country World Index (“ACWI”) over the same period was down -14.3%, while the MSCI ACWI (ex-U.S.) was down -16.5%.

The period can be analyzed in two sub segments: the few months leading up to the record set on the S&P 500 on February 19th, 2020, and the period from February 19th, 2020 to March 31st, 2020, where the COVID-19 pandemic hit global markets hard, with one of the quickest ever bear markets on record, as many governments around the world forced most of their populations into confinement, triggering perhaps the deepest global GDP contraction in modern times. As you can see in the following table, while performance had lagged prior to the S&P 500 hitting a record high, your Funds outperformed indices during the rout.

	Sept. 30th, 2019 - Feb. 19th, 2020	Feb. 20th - Mar. 31st, 2020	Total period
IVA Worldwide Class A, at net asset value	4.12%	-17.67%	-14.28%
MSCI ACWI (Net)	11.93%	-23.46%	-14.33%
IVA International Class A, at net asset value	4.70%	-20.91%	-17.19%
MSCI ACWI (ex-U.S.) (Net)	8.29%	-22.91%	-16.52%

Despite performing better than the indices in the difficult month of March, our equities on a standalone basis captured more downside than the index, and the outperformance since February 20th was due primarily to the large cash and gold (including gold miners) allocation in both Funds. Some of the underperformance in our stock picking was due to a substantial tilt towards consumer discretionary and industrials; cyclicals appeared cheap prior to the outburst of this global pandemic, which triggered a massive global recession. The market was already quite bifurcated prior to COVID-19, with value stocks, as shown in the following chart (MSCI World Value divided by MSCI World Growth, going back to January 1998), having already derated substantially pre-crisis; the trend only accelerated since then, and stands at its most extreme level by historical standards.

Letter from the Portfolio Managers	IVA Funds

Last November, we discussed long-term outperformance of Growth vs. Value in a Morningstar podcast available on our website: “Charles de Vaulx: Why Value Investing has Slumped but Will Rebound.”

This pandemic crisis will have lasting and unpredictable consequences on society and the economy, as well as on a number of business models such as travel, hospitality, airlines, catering, retail, or office real estate to name a few. A number of questions relevant to the global economy and the outlook for corporate earnings remain impossible to answer with any certainty at this stage: is this COVID pandemic with us for the next few years? Is the virus going to mutate and become more deadly? Or will it fade into extinction? Are we going to find a reasonably effective cure soon? How is the behavior of consumers going to be affected by this pandemic? Will there be other waves of confinement? Can we develop tests that are cheap, reliable and quick to deliver a diagnostic? Will the pressure of falling incomes and health care costs trigger some social unrest? How fast are taxes going to go up? Will we have a federal sales tax eventually?

This situation makes the valuation of many businesses today quite difficult. This is no ordinary recession.

Even when life normalizes, we could see higher savings rates and therefore less consumption, leading to a difficult and slow economic recovery; companies are slashing capital expenditures across the board; government debt to GDP is soaring to extremely high levels in almost all developed economies; judging by Italy and Japan, this state of affairs seems to lead to anemic economic growth, as households and businesses tend to save more in such circumstances.

Of course bear markets often lead to great buying opportunities; after all one needs to consider price when making investments. How much of the pain and uncertainty is already discounted? Currently the U.S. total market capitalization is roughly 135% of GDP versus the peaks of March 2000 and February 2020 both around 150%. The most recent low in this bear market clocked at 100% market capitalization to GDP, at the end of March 2020, against a low of 60% in 2009. So for now at 135% we believe overall valuations have not reflected the seriousness of the situation.

There are certainly major differences from the Great Financial Crisis of 2009. The Federal Reserve and the European Central Bank are providing ample liquidity. Interest rates are lower today, corporate taxes are lower as well, which pushes the valuations up. Also, the most valuable companies today in the U.S. are global technology companies, and comparing those market capitalizations to the U.S. GDP alone (as opposed to global GDP) may skew the ratio slightly higher than it should be. Nevertheless, even accounting for these changes over time, it remains difficult to argue that markets are cheap on an absolute basis. Certainly we may not reach the lows of 2009 in terms of valuations, as this crisis is much more of an earnings recession rather than a liquidity problem (for now at least). Banks are much better capitalized today versus 2009, especially in the U.S. Interest rates are so low, and liquidity so plentiful, that investors are being pushed into equities, where even low dividend yields easily surpass the income provided by 10-year Treasury Bonds. Some will argue, that in fact, government debt is much more risky than equities today, since the upside of investing in government bonds is so limited, while the downside of owning government debt over time will be large if interest rates ever rise again.

While this may be a valid argument, we note that earnings per share estimates for 2020 and particularly 2021 remain too high in our opinion, both on individual stocks and indices; sell side analysts are reluctant to take their estimates down without ‘guidance’ from companies; executives themselves are unwilling to provide these estimates, leading to seriously flawed ratios. Finally the high quality non-cyclical companies (such as food and beverage, subscription software companies…) offer little upside in our opinion given nosebleed valuations.

Letter from the Portfolio Managers	IVA Funds

So how do we deal with this situation? Forget 2020. We are busy valuing companies on the basis of reasonable multiples of our own 2021 earnings estimates; we model such estimates assuming that the world economy in the year 2021 remains in a severe recession versus 2019. We also make sure to take into account any balance sheet deterioration between now and then. We continue to favor well capitalized companies.

Under these assumptions, opportunities appear scarce. We believe that, with a three-year view, many cyclicals we own are substantially undervalued today, and may provide attractive absolute returns compared to more fully valued defensive or growth equities as the world economy comes out of the funk sometime in the future; yet this is no classic recession, with so many unknowns. We are therefore treading carefully.

Finally, bear markets typically do not last one month. Powerful rallies tend to lure investors back in; bear markets can even trough at low multiples of depressed earnings. It is possible however, that the combination of extremely low interest rates and a clear focus by central banks to avoid deflation, could lend support to the multiples of trough earnings. We stand ready to take advantage of investment opportunities when they present themselves.

Your Funds remain cautiously positioned with cash and gold (including miners) representing 40.7% of assets for Worldwide and 30.1% of assets for International as of March 31st, 2020.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx, Co-Chief Investment Officer and Portfolio Manager

Chuck de Lardemelle, Co-Chief Investment Officer and Portfolio Manager

Management's Discussion of Fund Performance (unaudited)	IVA Funds

IVA Worldwide Fund

The IVA Worldwide Fund Class A, at net asset value, returned -14.28% over the six-month period ended March 31, 2020 compared to the MSCI All Country World Index (Net) (the “Index”) return of -14.33% over the same period.

The Fund was flat versus the Index for the period. Our gold and gold mining stocks had a positive 5.6% return for the period and our allocation to cash helped dampen the impact from equities which were down -24.0% over the period, compared to those in the Index* which were down -14.3%. Our names in the United States and France detracted -5.5% and -2.4% from performance, respectively. Japan and China contributed a total of 0.6%. Our names in industrials and consumer discretionary detracted a total of -7.2%. Health care was the only positive contributing equity sector, adding 0.1%.

The top five individual equity contributors to return this period were: Z Holdings Corp. (Japan, communication services), Samsung Electronics Co., Ltd. (South Korea, technology), Astellas Pharma, Inc. (Japan, health care), Clear Media Ltd. (China, communication services), Goldman Sachs Group Inc. (U.S., financials). The top five individual equity detractors were: AIB Group Plc (Ireland, financials), Airbus SE (Netherlands, industrials), Astronics Corp. (U.S., industrials), Sodexo SA (France, consumer discretionary), Cimarex Energy Co. (U.S., energy).

Fixed income detracted -0.9% whereas gold and gold mining stocks contributed 0.2%. In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period which contributed 0.2%. We eliminated our hedges on the Australian dollar and Japanese yen, and initiated a new hedge on the Chinese yuan. At the end of the period, our currency hedges were: 11% British pound, 70% Chinese yuan, 10% euro; 74% South Korean won, and 86% Thai baht.

IVA International Fund

The IVA International Fund Class A, at net asset value, returned -17.19% over the six-month period ended March 31, 2020 compared to the MSCI All Country World Index (ex-U.S.) (Net) (the “Index”) return of -16.52% over the same period.

The Fund lagged the Index for the period due to poor results for several of our larger equities. Our gold and gold mining stocks had a positive 6.1% return for the period and our allocation to cash helped dampen the impact from equities which were down -23.0% over the period, compared to those in the Index* which were down -16.5%. Equity performance was hurt the most by our names in consumer discretionary and industrials, which together detracted -8.1%. France, Ireland, and the Netherlands detracted -6.8% while China and Uruguay contributed a total of 0.5%.

The top five individual equity contributors to return this period were: Clear Media Ltd. (China, communication services), Samsung Electronics Co., Ltd. (South Korea, technology), Z Holdings Corp. (Japan, communication services), Astellas Pharma, Inc. (Japan, health care), Springland International Holdings Ltd. (China, consumer staples). The top five individual equity detractors were: AIB Group Plc (Ireland, financials), Airbus SE (Netherlands, industrials), Sodexo SA (France, consumer discretionary), Compagnie Financière Richemont SA (Switzerland, consumer discretionary), Kangwon Land Inc. (South Korea, consumer discretionary).

Collectively, Fixed Income detracted -1.1% whereas gold and gold mining stocks contributed 0.4%. In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period which contributed 0.4%. We eliminated our hedges on the Australian dollar and Japanese yen, and initiated a new

Management's Discussion of Fund Performance (unaudited)	IVA Funds

hedge on the Chinese yuan. At the end of the period, our currency hedges were: 10% British pound, 75% Chinese yuan, 10% euro; 74% South Korean won, and 86% Thai baht.

Investment Risks: There are risks associated with investing in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

*The Index equity return excludes gold mining stocks.

IVA Worldwide Fund	IVA Funds
Performance (unaudited)	As of March 31, 2020

Average Annual Total Returns as of March 31, 2020	Six Months(a)	One Year	Five Year	Ten Year	Since Inception(b)
Class A	-14.28%	-14.43%	-0.52%	3.39%	5.47%
Class A (with a 5% maximum initial sales charge)	-18.58%	-18.72%	-1.53%	2.86%	5.00%
Class C	-14.62%	-15.09%	-1.27%	2.62%	4.68%
Class I	-14.17%	-14.22%	-0.27%	3.65%	5.73%
MSCI All Country World Index (Net)(c)	-14.33%	-11.26%	2.85%	5.88%	5.78%
Consumer Price Index(d)	0.62%	1.50%	1.82%	1.73%	1.44%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)	The MSCI All Country World Index (Net) is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.
(d)	The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.
(e)	Hypothetical illustration of $10,000 invested in Class A shares on April 1, 2010, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2020. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. Amounts redeemed within 30 days of purchase are subject to a 2.00% fee. The expense ratios for the Fund are as follows: 1.16% (Class A shares); 1.91% (Class C shares); and 0.91% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2020. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

IVA Worldwide Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2020

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Berkshire Hathaway Inc., Class ‘A’, Class ‘B’	6.4%
Astellas Pharma Inc.	3.1%
Compagnie Financière Richemont SA	2.9%
Bayerische Motoren Werke AG	2.7%
Gold Bullion	2.6%
Sodexo SA	2.4%
LKQ Corp.	2.4%
Miraca Holdings Inc.	2.1%
Bureau Veritas SA	2.0%
Rohto Pharmaceutical Co., Ltd.	1.7%

Top 10 positions represent 28.3% of total net assets.

(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	Shares	Description	Fair Value
COMMON STOCKS – 60.1%

Australia | 0.1%
	245,222	Newcrest Mining Ltd.	$3,445,546

Belgium | 1.2%
	1,001,195	Anheuser-Busch InBev SA/NV	44,461,378

Bermuda | 0.7%
	1,119,700	Jardine Strategic Holdings Ltd.	24,784,482

Canada | 0.7%
	1,452,312	Barrick Gold Corp.	26,606,356

China | 1.3%
	88,467	Baidu Inc., ADR (a)	8,916,589
	23,448,640	Clear Media Ltd.	21,175,295
	629,584	SINA Corp. (a)	20,045,954
			50,137,838

France | 8.6%
	16,600,922	Bolloré SA	45,729,255
	3,877,065	Bureau Veritas SA	73,693,727
	605,961	Criteo SA, ADR (a)	4,817,390
	29,511	Dassault Aviation SA	24,285,247
	23,738	Financière de l’Odet SA	13,957,979
	177,796	Ipsos SA	3,763,622
	1,627,954	Publicis Groupe SA	46,706,038
	1,347,758	Sodexo SA	91,327,666
	242,772	Wendel SA	19,421,278
			323,702,202

Germany | 2.7%
	1,960,409	Bayerische Motoren Werke AG	102,921,551

Hong Kong | 0.1%
	6,990,658	Hongkong & Shanghai Hotels Ltd.	5,564,662

Ireland | 1.4%
	45,882,924	AIB Group Plc	51,451,972

Japan | 7.8%
	96,900	ASKUL Corp.	2,868,283
	7,547,000	Astellas Pharma Inc.	116,828,811
	390,800	Benesse Holdings Inc.	9,953,106
	1,053,700	Fan Communications Inc.	4,034,430
	178,400	Medikit Co., Ltd.	5,052,501
	3,692,000	Miraca Holdings Inc. (b)	77,894,357
	2,600	Morinaga & Co., Ltd.	106,517

See Notes to Financial Statements.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	Shares	Description	Fair Value

Japan | 7.8% (continued)
	95,000	Nitto Kohki Co., Ltd.	$1,504,424
	123,300	Okinawa Cellular Telephone Co.	4,108,666
	2,357,100	Rohto Pharmaceutical Co., Ltd.	64,608,563
	227,300	Techno Medica Co., Ltd.	3,948,192
			290,907,850

Malaysia | 0.2%
	14,977,700	Genting Malaysia Berhad	6,908,034

Mexico | 1.2%
	15,863,620	Grupo México SAB de CV, Series ‘B’	29,416,826
	1,785,637	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’	11,981,024
	475,743	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’	2,506,813
			43,904,663

Netherlands | 2.3%
	738,123	Airbus SE	47,891,793
	2,222,698	Royal Boskalis Westminster NV	40,136,136
			88,027,929

Singapore | 0.5%
	20,825,899	First Resources Ltd.	17,647,471

South Africa | 0.2%
	2,644,224	Net 1 U.E.P.S. Technologies Inc. (a)	7,694,692

South Korea | 3.9%
	591,648	Daou Technology Inc.	7,094,960
	229,910	Hyundai Mobis Co., Ltd.	31,660,873
	457,588	Hyundai Motor Co.	32,971,398
	2,476,688	Kangwon Land Inc.	39,813,384
	81,178	KIWOOM Securities Co., Ltd.	4,623,726
	481,315	KT&G Corp.	29,311,492
			145,475,833

Spain | 0.7%
	230,392	Aena SME, SA	25,143,154

Switzerland | 4.4%
	2,000,110	Compagnie Financière Richemont SA	109,615,252
	263,644	Nestlé SA	27,173,319
	2,872,110	UBS Group AG	26,844,029
			163,632,600

See Notes to Financial Statements.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	Shares		Description	Fair Value

Thailand | 0.8%
	9,997,500		Bangkok Bank PCL, NVDR	$30,608,197
	14,284,800		Thaicom PCL	990,408
				31,598,605

United Kingdom | 1.9%
	1,346,556		Inchcape Plc	7,226,014
	1,218,857		Newmont Corp.	55,189,845
	1,257,658		WPP Plc	8,569,307
				70,985,166

United States | 19.4%
	405,429		Acuity Brands Inc.	34,729,048
	2,261,603		Adtalem Global Education Inc. (a)	60,588,344
	16,027		Alphabet Inc., Class ‘A’ (a)	18,622,573
	28,956		Alphabet Inc., Class ‘C’ (a)	33,670,326
	2,154,327		Astronics Corp. (a)(b)	19,776,722
	474		Berkshire Hathaway Inc., Class ‘A’ (a)	128,928,000
	613,759		Berkshire Hathaway Inc., Class ‘B’ (a)	112,213,558
	1,086,460		CDK Global Inc.	35,690,211
	1,226,454		Cimarex Energy Co.	20,641,221
	9,900		Dollar Tree Inc. (a)	727,353
	3,259,620		Gruma SAB de CV, Series ‘B’	25,072,520
	4,329,648		LKQ Corp. (a)	88,801,081
	79,626		Mastercard Inc., Class ‘A’	19,234,457
	22,953		News Corp., Class ‘B’	206,347
	774,542		Oracle Corp.	37,433,615
	2,399,401		Qurate Retail, Inc., Series ‘A’ (a)	14,648,343
	1,300,745		Schlumberger Ltd.	17,547,050
	3,123,629		Western Union Co.	56,631,394
				725,162,163

			TOTAL COMMON STOCKS
			(Cost — $2,696,487,272)	2,250,164,147
	PRINCIPAL AMOUNT
CORPORATE NOTES & BONDS – 2.0%

South Africa | 0.9%
	35,068,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	33,924,783

United Kingdom | 0.3%
	16,650,000	USD	Valaris Plc: 4.875% due 6/1/2022	3,761,835

See Notes to Financial Statements.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	PRINCIPAL AMOUNT		DESCRIPTION	FAIR VALUE

United Kingdom | 0.3% (continued)
	26,709,000	USD	7.75% due 2/1/2026	$2,672,903
	35,108,000	USD	5.75% due 10/1/2044	2,710,162
				9,144,900

United States | 0.8%
	19,997,000	USD	Era Group Inc., 7.75% due 12/15/2022	19,222,116
	11,472,408	USD	Tidewater Inc., 8% due 8/1/2022	10,307,224
				29,529,340
			TOTAL CORPORATE NOTES & BONDS
			(Cost — $109,342,845)	72,599,023

CONVERTIBLE BONDS – 0.0%

United Kingdom | 0.0%
			Ensco Jersey Finance Ltd.,
	4,587,000	USD	3% due 1/31/2024	1,261,420
			TOTAL CONVERTIBLE BONDS
			(Cost — $4,917,877)	1,261,420

	OUNCES
COMMODITIES | 2.6%

	62,075		Gold Bullion (a)	97,892,154
			TOTAL COMMODITIES (Cost — $100,518,700)	97,892,154

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 34.9%

Commercial Paper | 7.1%
			Boeing Co.:
	50,000,000	USD	1.6% due 4/1/2020 (c)	49,995,816
	40,000,000	USD	1.81% due 4/1/2020 (c)	39,996,652
			Engie SA:
	50,000,000	USD	1.31% due 4/2/2020 (c)	49,999,739
	72,000,000	USD	1.37% due 4/8/2020 (c)	71,990,704
			Honeywell International Inc.,
	53,200,000	USD	1.15% due 4/13/2020 (c)	53,181,038
				265,163,949

Investment Company | 27.7%
	1,036,000,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.44% (d)	1,036,000,000

See Notes to Financial Statements.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	PRINCIPAL AMOUNT		DESCRIPTION	FAIR VALUE

Treasury Bills | 0.1%
	5,000,000	USD	U.S. Treasury Bill, due 6/4/2020 (e)	$4,999,156
			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $1,306,150,519)	1,306,163,105
			TOTAL INVESTMENTS — 99.6%
			(Cost — $4,217,417,213)	3,728,079,849
			Other Assets In Excess of Liabilities — 0.4%	15,096,516
			TOTAL NET ASSETS — 100.0%	$3,743,176,365

The IVA Worldwide Fund had the following open forward foreign currency contracts at March 31, 2020:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH	LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT MARCH 31, 2020	NET UNREALIZED APPRECIATION
Contracts to Sell:
British pound	State Street Bank & Trust Co.	06/09/2020	GBP 1,214,000	$1,561,027	$1,509,773	$51,254
Chinese yuan	State Street Bank & Trust Co.	03/09/2021	CNH 248,942,000	35,551,780	34,967,742	584,038
euro	State Street Bank & Trust Co.	06/09/2020	EUR 53,530,000	60,183,631	59,192,484	991,147
South Korean won	State Street Bank & Trust Co.	04/09/2020	KRW 130,449,000,000	111,303,437	107,143,209	4,160,228
Thai baht	State Street Bank & Trust Co.	06/09/2020	THB 892,068,000	28,212,394	27,190,356	1,022,038
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$6,808,705

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CNH	—	Chinese yuan
EUR	—	euro
GBP	—	British pound
KRW	—	South Korean won
NVDR	—	Non-voting Depositary Receipt
THB	—	Thai baht
USD	—	United States dollar

See Notes to Financial Statements.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
SECURITY	SHARES HELD AT SEPTEMBER 30, 2019	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT MARCH 31, 2020	FAIR VALUE AT MARCH 31, 2020	REALIZED LOSS	CHANGE IN UNREALIZED DEPRECIATION	DIVIDEND INCOME*
Astronics Corp.	1,297,449	885,714	28,836	2,154,327	$19,776,722	$(75,015)	$(39,856,626)	—
Miraca Holdings Inc.	3,639,600	179,900	127,500	3,692,000	77,894,357	(429,740)	(5,930,281)	$2,220,290
Net 1 U.E.P.S. Technologies Inc.**	2,986,316	81,081	423,173	2,644,224	—	(2,493,924)	—	—
Total					$97,671,079	$(2,998,679)	$(45,786,907)	$2,220,290

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at March 31, 2020.
(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Rate disclosed is the daily yield on March 31, 2020.
(e)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2020, portfolio securities valued at $4,999,156 were segregated.

See Notes to Financial Statements.

IVA International Fund	IVA Funds
Performance (unaudited)	As of March 31, 2020

Average Annual Total Returns as of March 31, 2020	Six Months(a)	One Year	Five Year	Ten Year	Since Inception(b)
Class A	-17.19%	-18.09%	-2.12%	2.74%	4.55%
Class A (with a 5% maximum initial sales charge)	-21.34%	-22.21%	-3.12%	2.22%	4.09%
Class C	-17.49%	-18.69%	-2.85%	1.98%	3.77%
Class I	-17.12%	-17.92%	-1.88%	3.00%	4.82%
MSCI All Country World (ex-U.S.) Index (Net)(c)	-16.52%	-15.57%	-0.64%	2.05%	2.76%
Consumer Price Index(d)	0.62%	1.50%	1.82%	1.73%	1.44%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)	The MSCI All Country World (ex-U.S.) Index (Net) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.
(d)	The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.
(e)	Hypothetical illustration of $10,000 invested in Class A shares on April 1, 2010, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2020. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. Amounts redeemed within 30 days of purchase are subject to a 2.00% fee. The expense ratios for the Fund are as follows: 1.17% (Class A shares); 1.92% (Class C shares); and 0.92% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2020. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

IVA International Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2020

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Gold Bullion	4.0%
Astellas Pharma Inc.	3.5%
Bayerische Motoren Werke AG	3.1%
Compagnie Financière Richemont SA	3.0%
Sodexo SA	2.6%
Miraca Holdings Inc.	2.5%
Bureau Veritas SA	2.4%
Haw Par Corp. Ltd.	2.1%
Rohto Pharmaceutical Co., Ltd.	2.1%
Royal Boskalis Westminster NV	1.9%

Top 10 positions represent 27.2% of total net assets.

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

(b) Short-Term Investments are not included.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	SHARES	DESCRIPTION	FAIR VALUE
COMMON STOCKS – 68.9%

Argentina | 0.3%
	1,513,697	Loma Negra Companía Industrial Argentina SA, ADR (a)	$5,373,624

Australia | 0.2%
	115,873	Newcrest Mining Ltd.	1,628,099
	23,637,033	WPP AUNZ Ltd.	3,011,245
			4,639,344

Belgium | 1.4%
	566,243	Anheuser-Busch InBev SA/NV	25,145,895

Bermuda | 0.7%
	593,426	Jardine Strategic Holdings Ltd.	13,135,443

Canada | 0.7%
	736,324	Barrick Gold Corp.	13,489,456

China | 2.8%
	89,946	Baidu Inc., ADR (a)	9,065,657
	24,772,030	Clear Media Ltd. (b)	22,370,382
	24,500	Health & Happiness (H&H) International Holdings Ltd.	90,235
	46,310,000	Phoenix Media Investment (Holdings) Ltd.	2,384,137
	3,425,499	Phoenix New Media Ltd., ADR	4,240,768
	387,675	SINA Corp. (a)	12,343,572
			50,494,751

France | 11.4%
	9,466,744	Bolloré SA	26,077,296
	2,282,261	Bureau Veritas SA	43,380,319
	473,958	Criteo SA, ADR (a)	3,767,966
	18,811	Dassault Aviation SA	15,479,983
	21,442	Financière de l’Odet SA	12,607,927
	1,015,125	Groupe SFPI SA	1,135,153
	374,243	Ipsos SA	7,922,051
	926,888	Publicis Groupe SA	26,592,439
	682,556	Sodexo SA	46,251,810
	448,075	Vicat SA	11,398,473
	146,196	Wendel SA	11,695,390
			206,308,807

Germany | 3.1%
	1,058,250	Bayerische Motoren Werke AG	55,558,168

Hong Kong | 1.2%
	53,297,000	APT Satellite Holdings Ltd. (b)	16,784,655
	6,871,416	Hongkong & Shanghai Hotels Ltd.	5,469,744
			22,254,399

See Notes to Financial Statements.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	SHARES	DESCRIPTION	FAIR VALUE

India | 0.4%
	295,988	Bajaj Holdings and Investment Ltd.	$7,041,711

Indonesia | 0.1%
	204,047,500	PT Bank Bukopin Tbk (a)	1,232,450

Ireland | 1.1%
	17,363,176	AIB Group Plc	19,470,635

Japan | 13.6%
	296,670	Arcland Sakamoto Co., Ltd.	2,679,928
	69,300	ASKUL Corp.	2,051,310
	4,116,900	Astellas Pharma Inc.	63,730,294
	288,200	Benesse Holdings Inc.	7,340,034
	391,600	Doshisha Co., Ltd.	4,646,029
	1,873,800	Fan Communications Inc.	7,174,447
	705,100	Fujitec Co., Ltd.	9,086,564
	811,400	Hi-Lex Corp.	9,208,840
	111,100	Medikit Co., Ltd.	3,146,484
	2,136,600	Miraca Holdings Inc.	45,078,300
	139,700	Nitto Kohki Co., Ltd.	2,212,295
	115,600	Okinawa Cellular Telephone Co.	3,852,083
	342,900	Retail Partners Co., Ltd.	2,004,484
	1,404,000	Rohto Pharmaceutical Co., Ltd.	38,483,909
	371,600	San-A Co., Ltd.	15,522,102
	416,475	Shingakukai Holdings Co., Ltd.	1,710,303
	162,450	Shofu Inc.	2,650,471
	800	SK Kaken Co., Ltd.	273,926
	220,800	Sumitomo Seika Chemicals Co., Ltd.	5,442,578
	464,400	Techno Medica Co., Ltd. (b)	8,066,611
	149,100	Transcosmos Inc.	2,641,097
	527,300	Yondoshi Holdings Inc.	9,493,189
			246,495,278

Malaysia | 0.3%
	13,916,100	Genting Malaysia Berhad	6,418,402

Mexico | 4.0%
	1,928,586	Corporativo Fragua, SAB de CV	19,511,461
	15,660,730	Grupo Comercial Chedraui SAB de CV	16,556,902
	7,879,490	Grupo México SAB de CV, Series ‘B’	14,611,393
	1,746,868	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’	11,720,897
	554,907	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’	2,923,949

See Notes to Financial Statements.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	SHARES	DESCRIPTION	FAIR VALUE

Mexico | 4.0% (continued)
	2,256,100	Quálitas Controladora, SAB de CV	$5,767,095
	447,300	Regional SAB de CV	1,176,584
			72,268,281

Netherlands | 3.4%
	407,276	Airbus SE	26,425,376
	1,894,832	Royal Boskalis Westminster NV	34,215,730
	9,054	Unilever NV	446,090
			61,087,196

Philippines | 0.0%
	444,500	Alliance Global Group Inc. (a)	60,751

Singapore | 3.4%
	26,477,500	First Resources Ltd.	22,436,531
	5,350,720	Haw Par Corp. Ltd.	38,574,443
			61,010,974

South Africa | 0.3%
	1,774,561	Net 1 U.E.P.S. Technologies Inc. (a)	5,163,972

South Korea | 8.2%
	846,471	Daou Technology Inc.	10,150,762
	180,868	DONGKOOK Pharmaceutical Co., Ltd.	11,454,477
	30,514	Fursys Inc.	689,142
	160,633	Hyundai Mobis Co., Ltd.	22,120,747
	301,566	Hyundai Motor Co.	21,729,269
	1,894,510	Kangwon Land Inc.	30,454,726
	93,878	KIWOOM Securities Co., Ltd.	5,347,091
	368,310	KT&G Corp.	22,429,626
	1,323,378	Kyung Dong Pharmaceutical Co., Ltd. (b)	7,974,596
	1,313,861	WHANIN Pharmaceutical Co., Ltd. (b)	15,814,067
			148,164,503

Spain | 1.0%
	166,964	Aena SME, SA	18,221,125

Switzerland | 5.2%
	1,003,790	Compagnie Financière Richemont SA	55,012,322
	220,808	Nestlé SA	22,758,288
	1,776,436	UBS Group AG	16,603,368
			94,373,978

Thailand | 1.3%
	7,193,700	Bangkok Bank PCL, NVDR	22,024,124
	14,977,000	Thaicom PCL	1,038,401
			23,062,525

See Notes to Financial Statements.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

	SHARES		DESCRIPTION	FAIR VALUE

United Arab Emirates | 0.5%
	30,226,042		Emaar Malls PJSC	$8,628,644

United Kingdom | 2.8%
	32,962,172		Avanti Communications Group Plc (a)	—
	1,827,771		Inchcape Plc	9,808,354
	6,765,348		Mitie Group Plc	5,455,451
	684,181		Newmont Corp.	30,979,716
	766,619		WPP Plc	5,223,514
				51,467,035

United States | 1.5%
	2,013,525		Gruma SAB de CV, Series ‘B’	15,487,740
	869,589		Schlumberger Ltd.	11,730,755
				27,218,495
			TOTAL COMMON STOCKS
			(Cost — $1,672,328,135)	1,247,785,842
PREFERRED STOCKS – 1.1%

Chile | 0.3%
	2,354,581		Embotelladora Andina SA, Series ‘B’	5,221,398

Germany | 0.8%
	64,441		KSB SE & Co. KgaA Vorzug	14,340,927
			TOTAL PREFERRED STOCKS
			(Cost — $30,220,645)	19,562,325
	PRINCIPAL AMOUNT
CORPORATE NOTES & BONDS – 1.3%

South Africa | 0.9%
			Gold Fields Orogen Holding (BVI) Ltd.,
	17,291,000	USD	4.875% due 10/7/2020 (c)	16,727,313

United Kingdom | 0.4%
			Avanti Communications Group Plc,
	6,716,923	USD	9% due 10/1/2022 (9% PIK) (c)(d)	1,410,554
			Valaris Plc:
	8,078,000	USD	4.875% due 6/1/2022	1,825,111
	19,144,000	USD	7.75% due 2/1/2026	1,915,836
	24,837,000	USD	5.75% due 10/1/2044	1,917,292
				7,068,793
			TOTAL CORPORATE NOTES & BONDS (Cost — $51,545,420)	23,796,106

CONVERTIBLE BONDS – 0.1%

United Kingdom | 0.1%
	7,330,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	2,015,741
			TOTAL CONVERTIBLE BONDS (Cost — $9,323,256)	2,015,741

See Notes to Financial Statements.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments

March 31, 2020

SUPRANATIONAL BONDS – 0.2%

Luxembourg | 0.2%
			European Investment Bank,
	35,500,000	NOK	1.125% due 5/15/2020	$3,415,822
			TOTAL SUPRANATIONAL BONDS
			(Cost — $4,302,584)	3,415,822
Ounces
COMMODITIES – 4.0%

	45,628		Gold Bullion (a)	71,955,214
			TOTAL COMMODITIES
			(Cost — $74,806,366)	71,955,214
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 22.7%

Commercial Paper | 1.4%
	25,000,000	USD	Engie SA, 1.37% due 4/8/2020 (c)	24,996,772

Investment Company | 21.1%
	383,300,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.44% (e)	383,300,000

Treasury Bills | 0.2%
	4,000,000	USD	U.S. Treasury Bill, due 6/4/2020 (f)	3,999,325
			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $412,286,869)	412,296,097
			TOTAL INVESTMENTS — 98.3%
			(Cost — $2,254,813,275)	1,780,827,147
			Other Assets In Excess of Liabilities — 1.7%	30,350,942
			TOTAL NET ASSETS — 100.0%	$1,811,178,089

See Notes to Financial Statements.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
March 31, 2020

The IVA International Fund had the following open forward foreign currency contracts at March 31, 2020:

FOREIGN CURRENCY	COUNTERPARTY	SETTLEMENT DATES THROUGH	LOCAL CURRENCY AMOUNT	USD EQUIVALENT	USD VALUE AT MARCH 31, 2020	NET UNREALIZED APPRECIATION
Contracts to Sell:
British pound	State Street Bank & Trust Co.	06/09/2020	GBP 1,566,000	$2,113,515	$1,947,533	$165,982
Chinese yuan	State Street Bank & Trust Co.	03/09/2021	CNH 358,996,000	51,348,056	50,371,926	976,130
euro	State Street Bank & Trust Co.	06/09/2020	EUR 33,387,000	37,691,741	36,918,727	773,014
South Korean won	State Street Bank & Trust Co.	04/09/2020	KRW 132,775,000,000	113,794,808	109,053,650	4,741,158
Thai baht	State Street Bank & Trust Co.	06/09/2020	THB 651,191,000	20,646,493	19,848,392	798,101
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$7,454,385

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CNH	—	Chinese yuan
EUR	—	euro
GBP	—	British pound
KRW	—	South Korean won
NOK	—	Norwegian krone
NVDR	—	Non-voting Depositary Receipt
PIK	—	Payment-in-kind
THB	—	Thai baht
USD	—	United States dollar

See Notes to Financial Statements.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
March 31, 2020

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
SECURITY	SHARES HELD AT SEPTEMBER 30, 2019	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT MARCH 31, 2020	FAIR VALUE AT MARCH 31, 2020	REALIZED GAIN/ (LOSS)	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	DIVIDEND INCOME*
APT Satellite Holdings Ltd.	54,595,000	—	1,298,000	53,297,000	$16,784,655	$(719,294)	$(4,022,036)	—
Clear Media Ltd.	31,530,030	—	6,758,000	24,772,030	22,370,382	911,886	11,057,083	—
Fan Communications Inc.**	3,887,400	—	2,013,600	1,873,800	—	(4,304,739)	—	$476,209
Kyung Dong Pharmaceutical Co., Ltd.	1,429,632	—	106,254	1,323,378	7,974,596	(406,074)	(201,513)	455,748
Phoenix New Media Ltd., ADR**	3,713,463	102,564	390,528	3,425,499	—	(1,412,248)	—	5,017,631
Techno Medica Co., Ltd.	513,800	—	49,400	464,400	8,066,611	178,587	(2,219,145)	201,941
WHANIN Pharmaceutical Co., Ltd.	1,625,926	—	312,065	1,313,861	15,814,067	(2,911,250)	619,195	393,695
Total					$71,010,311	$(8,663,132)	$5,233,584	$6,545,224

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at March 31, 2020.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	Rate disclosed is the daily yield on March 31, 2020.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2020, portfolio securities valued at $3,999,325 were segregated.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)	IVA Funds

March 31, 2020

	IVA Worldwide Fund	IVA International Fund
Assets:
Long-term investments, at cost:
Non-affiliated securities	$2,639,158,436	$1,676,617,514
Affiliated securities	171,589,558	91,102,526
Commodities	100,518,700	74,806,366
Short-term investments, at cost	1,301,158,608	408,293,340
Collateral for open foreign forward currency contracts, at cost	4,991,911	3,993,529
Long-term investments, at fair value:
Non-affiliated securities	$2,226,353,511	$1,225,565,525
Affiliated securities	97,671,079	71,010,311
Commodities	97,892,154	71,955,214
Short-term investments, at fair value	1,301,163,949	408,296,772
Collateral for open foreign forward currency contracts, at fair value	4,999,156	3,999,325
Cash	288,408	259,218
Receivable for investments sold	28,890,603	14,135,185
Dividends and interest receivable	19,848,629	14,198,586
Receivable for fund shares sold	7,785,866	2,911,216
Unrealized appreciation on open forward foreign currency contracts	6,808,705	7,454,385
Prepaid expenses and other assets	103,058	45,690
Total assets	$3,791,805,118	$1,819,831,427
Liabilities:
Payable for fund shares repurchased	$44,121,126	$6,575,492
Accrued investment advisory fees	2,824,118	1,368,782
Accrued distribution and service fees	364,139	33,215
Accrued expenses and other liabilities	1,319,370	675,849
Total liabilities	48,628,753	8,653,338
Net Assets	$3,743,176,365	$1,811,178,089
Net Assets Consist of:
Par value ($0.001 per share)	$277,510	$148,025
Additional paid-in-capital	3,989,869,445	2,297,982,273
Total distributable earnings	(246,970,590)	(486,952,209)
Net Assets	$3,743,176,365	$1,811,178,089
Net Asset Value Per Share:
Class A
Net assets	$688,899,407	$75,784,375
Shares outstanding	51,134,645	6,202,312
Net asset value per share	$13.47	$12.22
Maximum offering price per share (with a maximum initial sales charge of 5.00%)	$14.18	$12.86
Class C
Net assets	$227,751,110	$14,680,494
Shares outstanding	17,340,114	1,225,883
Net asset value per share	$13.13	$11.98
Class I
Net assets	$2,826,525,848	$1,720,713,220
Shares outstanding	209,034,878	140,596,580
Net asset value per share	$13.52	$12.24

See Notes to Financial Statements.

Statement of Operations (unaudited)	IVA Funds

For the Six Months Ended March 31, 2020

	IVA Worldwide Fund	IVA International Fund
Investment Income:
Interest	$22,086,125	$7,160,026
Dividends:
Non-affiliated securities	26,613,618	17,203,635
Affiliated securities	2,220,290	6,545,224
Other income	33,752	—
Less: Foreign taxes withheld	(2,363,047)	(1,998,645)
Total income	48,590,738	28,910,240
Expenses:
Investment advisory fees	20,952,867	10,285,591
Distribution and service fees:
Class A	1,126,446	158,079
Class C	1,628,518	106,286
Transfer agent and shareholder service fees	1,740,287	579,778
Trustee fees	144,269	68,660
Other expenses	1,550,638	1,019,900
Total expenses	27,143,025	12,218,294
Net investment income	21,447,713	16,691,946
Net Realized and Change in Unrealized Gain (Loss) on Investments and Foreign Currency including Forward Foreign Currency Contracts:
Net realized gain (loss) on:
Investments:
Non-affiliated securities	247,888,833	15,581,432
Affiliated securities	(2,998,679)	(8,663,132)
Commodities	644,571	2,514,480
Forward foreign currency contracts and other foreign currency transactions	1,706,835	2,136,261
Net realized gain	247,241,560	11,569,041
Net change in unrealized appreciation (depreciation) from:
Investments from:
Non-affiliated investments	(874,863,105)	(431,430,941)
Affiliated investments	(45,786,907)	5,233,584
Forward foreign currency contracts and other foreign currency translation	4,929,756	5,084,335
Net change in unrealized appreciation (depreciation)	(915,720,256)	(421,113,022)
Net realized and change in unrealized gain (loss) on investments and foreign currency including forward foreign currency contracts	(668,478,696)	(409,543,981)
Decrease in net assets resulting from operations	$(647,030,983)	$(392,852,035)

See Notes to Financial Statements.

Statement of Changes in Net Assets (unaudited)	IVA Funds

	IVA Worldwide Fund		IVA International Fund
	Six Months Ended March 31, 2020	Year Ended September 30, 2019	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Operations:
Net investment income	$21,447,713	$80,890,827	$16,691,946	$51,254,307
Net realized gain	247,241,560	559,550,303	11,569,041	113,396,371
Net change in unrealized appreciation (depreciation)	(915,720,256)	(867,538,077)	(421,113,022)	(346,311,638)
Decrease in net assets resulting from operations	(647,030,983)	(227,096,947)	(392,852,035)	(181,660,960)
Decrease in net assets resulting from distributions	(384,114,149)	(639,448,284)	(106,038,250)	(234,693,218)
Capital Share Transactions:
Proceeds from shares sold	419,184,784	1,214,622,428	240,513,987	611,893,146
Reinvestment of distributions	324,649,462	530,777,658	89,674,675	203,877,710
Cost of shares repurchased	(1,798,970,770)	(3,066,709,013)	(822,913,902)	(1,445,674,304)
Decrease in net assets from capital share transactions	(1,055,136,524)	(1,321,308,927)	(492,725,240)	(629,903,448)
Decrease in net assets	(2,086,281,656)	(2,187,854,158)	(991,615,525)	(1,046,257,626)
Net Assets:
Beginning of period	$5,829,458,021	$8,017,312,179	$2,802,793,614	$3,849,051,240
End of period	$3,743,176,365	$5,829,458,021	$1,811,178,089	$2,802,793,614

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,
	March 31, 2020		2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.84		$18.97	$18.96	$17.26	$16.87	$18.54
Increase (decrease) from investment operations:(a)
Net investment income(b)	0.06		0.19	0.08	0.04	0.09	0.02
Net realized and unrealized gain (loss)	(2.24)		(0.72)	0.53	1.86	1.01	(0.77)
Increase (decrease) from investment operations	(2.18)		(0.53)	0.61	1.90	1.10	(0.75)
Decrease from distributions:
Net investment income	(0.21)		(0.15)	(0.03)	–	(0.23)	(0.21)
Net realized gain on investments	(0.98)		(1.45)	(0.57)	(0.20)	(0.48)	(0.71)
Decrease from distributions	(1.19)		(1.60)	(0.60)	(0.20)	(0.71)	(0.92)
Net asset value, end of period	$13.47		$16.84	$18.97	$18.96	$17.26	$16.87
Total return(c)	(14.28)%		(2.48)%	3.25%	11.12%	6.75%	(4.21)%
Ratios to average net assets:
Operating expenses	1.18	%(d)	1.23%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.69	%(d)	1.09%	0.41%	0.21%	0.52%	0.09%
Supplemental data:
Portfolio turnover rate	32.9%		39.9%	25.0%	13.9%	29.7%	30.3%
Net assets, end of period (000’s)	$688,899		$950,298	$1,159,022	$1,512,543	$1,587,209	$1,815,439

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,
	March 31, 2020		2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.38		$18.48	$18.59	$17.05	$16.67	$18.33
Increase (decrease) from investment operations:(a)
Net investment income (loss)(b)	(0.01)		0.05	(0.06)	(0.10)	(0.04)	(0.12)
Net realized and unrealized gain (loss)	(2.19)		(0.68)	0.52	1.84	1.00	(0.76)
Increase (decrease) from investment operations	(2.20)		(0.63)	0.46	1.74	0.96	(0.88)
Decrease from distributions:
Net investment income	(0.07)		(0.02)	–	–	(0.10)	(0.07)
Net realized gain on investments	(0.98)		(1.45)	(0.57)	(0.20)	(0.48)	(0.71)
Decrease from distributions	(1.05)		(1.47)	(0.57)	(0.20)	(0.58)	(0.78)
Net asset value, end of period	$13.13		$16.38	$18.48	$18.59	$17.05	$16.67
Total return(c)	(14.62)%		(3.18)%	2.47%	10.31%	5.93%	(4.96)%
Ratios to average net assets:
Operating expenses	1.93	%(d)	1.98%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	(0.09	)% (d)	0.29%	(0.32)%	(0.55)%	(0.23)%	(0.67)%
Supplemental data:
Portfolio turnover rate	32.9%		39.9%	25.0%	13.9%	29.7%	30.3%
Net assets, end of period (000’s)	$227,751		$379,243	$691,501	$856,801	$1,037,758	$1,201,687

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,
	March 31, 2020		2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.92		$19.05	$19.04	$17.28	$16.90	$18.57
Increase (decrease) from investment operations:(a)
Net investment income(b)	0.08		0.23	0.13	0.08	0.13	0.06
Net realized and unrealized gain (loss)	(2.25)		(0.71)	0.53	1.88	1.00	(0.77)
Increase (decrease) from investment operations	(2.17)		(0.48)	0.66	1.96	1.13	(0.71)
Decrease from distributions:
Net investment income	(0.25)		(0.20)	(0.08)	–	(0.27)	(0.25)
Net realized gain on investments	(0.98)		(1.45)	(0.57)	(0.20)	(0.48)	(0.71)
Decrease from distributions	(1.23)		(1.65)	(0.65)	(0.20)	(0.75)	(0.96)
Net asset value, end of period	$13.52		$16.92	$19.05	$19.04	$17.28	$16.90
Total return(c)	(14.17)%		(2.21)%	3.48%	11.46%	6.96%	(3.95)%
Ratios to average net assets:
Operating expenses	0.93	%(d)	0.98%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.92	%(d)	1.32%	0.70%	0.47%	0.77%	0.34%
Supplemental data:
Portfolio turnover rate	32.9%		39.9%	25.0%	13.9%	29.7%	30.3%
Net assets, end of period (000’s)	$2,826,526		$4,499,917	$6,166,789	$5,861,001	$5,651,971	$6,068,916

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,
	March 31, 2020		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.32		$17.23	$18.02	$16.28	$16.39	$17.84
Increase (decrease) from investment operations:(a)
Net investment income(b)	0.08		0.23	0.12	0.08	0.07	0.12
Net realized and unrealized gain (loss)	(2.58)		(1.05)	(0.30)	1.86	0.86	(0.55)
Increase (decrease) from investment operations	(2.50)		(0.82)	(0.18)	1.94	0.93	(0.43)
Decrease from distributions:
Net investment income	(0.29)		(0.21)	(0.24)	(0.03)	(0.41)	(0.47)
Net realized gain on investments	(0.31)		(0.88)	(0.37)	(0.17)	(0.63)	(0.55)
Decrease from distributions	(0.60)		(1.09)	(0.61)	(0.20)	(1.04)	(1.02)
Net asset value, end of period	$12.22		$15.32	$17.23	$18.02	$16.28	$16.39
Total return(c)	(17.19)%		(4.51)%	(1.07)%	12.09%	5.93%	(2.37)%
Ratios to average net assets:
Operating expenses	1.18	%(d)	1.23%	1.25%	1.25%	1.24%	1.25%
Net investment income	1.05	%(d)	1.45%	0.67%	0.48%	0.41%	0.70%
Supplemental data:
Portfolio turnover rate	17.3%		25.3%	19.4%	22.7%	34.9%	27.6%
Net assets, end of period (000’s)	$75,784		$133,269	$181,209	$269,160	$282,567	$466,336

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,
	March 31, 2020		2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.97		$16.85	$17.64	$16.03	$16.14	$17.58
Increase (decrease) from investment operations:(a)
Net investment income (loss)(b)	0.02		0.09	(0.01)	(0.05)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	(2.53)		(1.00)	(0.30)	1.83	0.83	(0.53)
Increase (decrease) from investment operations	(2.51)		(0.91)	(0.31)	1.78	0.80	(0.55)
Decrease from distributions:
Net investment income	(0.17)		(0.09)	(0.11)	–	(0.28)	(0.34)
Net realized gain on investments	(0.31)		(0.88)	(0.37)	(0.17)	(0.63)	(0.55)
Decrease from distributions	(0.48)		(0.97)	(0.48)	(0.17)	(0.91)	(0.89)
Net asset value, end of period	$11.98		$14.97	$16.85	$17.64	$16.03	$16.14
Total return(c)	(17.49)%		(5.19)%	(1.82)%	11.24%	5.17%	(3.14)%
Ratios to average net assets:
Operating expenses	1.93	%(d)	1.99%	2.00%	2.00%	1.99%	2.00%
Net investment income (loss)	0.31	%(d)	0.62%	(0.04)%	(0.29)%	(0.19)%	(0.11)%
Supplemental data:
Portfolio turnover rate	17.3%		25.3%	19.4%	22.7%	34.9%	27.6%
Net assets, end of period (000’s)	$14,680		$23,777	$40,509	$59,467	$68,878	$73,818

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,
	March 31, 2020		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.37		$17.28	$18.06	$16.32	$16.43	$17.89
Increase (decrease) from investment operations:(a)
Net investment income(b)	0.10		0.26	0.18	0.12	0.13	0.16
Net realized and unrealized gain (loss)	(2.59)		(1.04)	(0.30)	1.86	0.84	(0.55)
Increase (decrease) from investment operations	(2.49)		(0.78)	(0.12)	1.98	0.97	(0.39)
Decrease from distributions:
Net investment income	(0.33)		(0.25)	(0.29)	(0.07)	(0.45)	(0.52)
Net realized gain on investments	(0.31)		(0.88)	(0.37)	(0.17)	(0.63)	(0.55)
Decrease from distributions	(0.64)		(1.13)	(0.66)	(0.24)	(1.08)	(1.07)
Net asset value, end of period	$12.24		$15.37	$17.28	$18.06	$16.32	$16.43
Total return(c)	(17.12)%		(4.25)%	(0.77)%	12.34%	6.20%	(2.16)%
Ratios to average net assets:
Operating expenses	0.93	%(d)	0.99%	1.00%	1.00%	0.99%	1.00%
Net investment income	1.32	%(d)	1.64%	1.00%	0.74%	0.85%	0.92%
Supplemental data:
Portfolio turnover rate	17.3%		25.3%	19.4%	22.7%	34.9%	27.6%
Net assets, end of period (000’s)	$1,720,713		$2,645,748	$3,627,334	$3,874,426	$3,639,098	$3,164,053

(a)	The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.
(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)	IVA Funds

Note 1 – Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Use of Estimates. Preparation of these financial statements in conformity with U.S. GAAP requires the Funds’ management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. Actual results could differ from these estimates.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs as of March 31,2020.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Financial Statements (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 –	last traded/quoted prices in active markets for identical unrestricted investments

•	Level 2 –	other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/ Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$167,175,489	$1,357,826,495	–	$1,525,001,984
United States	725,162,163	–	–	725,162,163
Corporate notes & bonds	–	72,599,023	–	72,599,023
Convertible bonds	–	1,261,420	–	1,261,420
Commodities	97,892,154	–	–	97,892,154
Short-term investments	1,036,000,000	270,163,105	–	1,306,163,105
Unrealized appreciation on open forward foreign currency contracts	–	6,808,705	–	6,808,705
Total assets	$2,026,229,806	$1,708,658,748	–	$3,734,888,554

For the six months ended March 31, 2020 and the year ended September 30, 2019, there were no Level 3 assets or liabilities held in the Worldwide Fund.

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/ Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks:
Foreign	$156,693,012	$1,063,874,335	–	$1,220,567,347
United States	27,218,495	–	–	27,218,495
Preferred stocks	5,221,398	14,340,927	–	19,562,325
Corporate notes & bonds	–	23,796,106	–	23,796,106
Convertible bonds	–	2,015,741	–	2,015,741
Supranational bonds	–	3,415,822	–	3,415,822
Commodities	71,955,214	–	–	71,955,214
Short-term investments	383,300,000	28,996,097	–	412,296,097
Unrealized appreciation on open forward foreign currency contracts	–	7,454,385	–	7,454,385
Total assets	$644,388,119	$1,143,893,413	–	$1,788,281,532

For the six months ended March 31, 2020 and the year ended September 30, 2019, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses from foreign currency translation arise from changes in the fair values of assets and liabilities, other than investments, at the date of valuation, resulting from changes in exchange rates.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investment transactions are determined by the specific identification method.

Class Allocation. Investment income, realized and unrealized gains and losses, and Fund expenses are allocated daily to the various classes of each Fund pro rata on the basis of relative net assets. Each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by each share class.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Accordingly, the nature of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Federal and Other Taxes. It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Notes to Financial Statements (unaudited)	IVA Funds

The Funds follow the Financial Accounting Standards Board accounting standard for accounting for uncertainty in income taxes. This standard defines the threshold for recognizing tax positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” criterion, based on the largest benefit that is more than fifty percent realized. Management has analyzed each Fund’s tax positions taken on federal and state tax returns for all open tax years (generally the current and the prior three tax years) and determined that no provision for income tax would be required in the Funds’ financial statements. Tax-related interest or penalties, if applicable, are to be disclosed in the Statements of Operations. For the six months ended March 31, 2020, the Funds did not incur any tax-related interest or penalties.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Dividend and interest withholding taxes and capital gains taxes incurred, for the six months ended March 31, 2020, can be found in the Statements of Operations.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Transactions with Affiliates. The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other entities managed by the Adviser pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act. In compliance with these provisions of Rule 17a-7, each cross-trade is executed at the current market price with no remuneration paid in connection with the transaction. During the six months ended March 31, 2020, the Worldwide Fund had $979,164 in purchases related to cross-trades and no sales related to cross-trades. During the six months ended March 31, 2020, the International Fund had $254,577 in purchases related to cross-trades and no sales related to cross-trades.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Custodian Risk. Cash is held at the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”). The Funds are subject to credit risk on any cash balance that exceeds the amount insured by the Federal Deposit Insurance Corporation to the extent that the Custodian may be unable to return cash held.

Indemnification. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Distribution Agreement

International Value Advisers, LLC is the investment adviser of the Funds. The Adviser’s primary business is to provide investment management services to a variety of investment vehicles, including the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing investment advisory services to the Funds, each Fund pays the Adviser an investment advisory fee, calculated daily and paid monthly, at an annual rate of 0.80% of each Fund’s average daily net assets annually up to $5 billion per Fund; 0.75% on average daily net assets annually between $5 billion and $10 billion per Fund; and 0.70% on average daily net assets annually greater than $10 billion per Fund. Investment advisory fees paid for the six months ended March 31, 2020 are disclosed in the Statements of Operations.

Notes to Financial Statements (unaudited)	IVA Funds

The Funds have adopted Distribution and Services Plans (“12b-1 Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under those 12b-1 Plans, the Funds pay a distribution fee with respect to Class A and C shares calculated at the annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of each respective class. The Funds also pay a service fee with respect to Class C shares calculated at the annual rate of 0.25% of the average daily net assets. Class I shares do not participate in 12b-1 Plans. Fees paid under the 12b-1 Plans for the six months ended March 31, 2020 are disclosed in the Statements of Operations.

Foreside Financial Services, LLC serves as the Funds’ sole and exclusive distributor.

There is a maximum initial sales charge of 5.00% for Class A shares. Class A shares may be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if $1,000,000 or more of Class A shares were initially purchased, a “finder’s fee” was paid to the dealer of record, and the Class A shares were subsequently redeemed within 18 months.

Class C shares may be subject to a CDSC of 1.00% if shares are redeemed within the first 12 months after purchase.

Note 3 – Investments

For the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Worldwide Fund	International Fund
Purchases	$1,116,481,598	$357,253,409
Sales	$2,012,748,123	$926,530,022

The cost basis of investments and derivatives for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of March 31, 2020.

	Worldwide Fund	International Fund
Cost basis of investments and derivatives	$4,217,417,213	$2,254,813,275
Gross unrealized appreciation	$286,104,496	$114,137,283
Gross unrealized depreciation	$(768,633,155)	$(580,669,026)
Net unrealized depreciation and derivatives	$(482,528,659)	$(466,531,743)

Note 4 – Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the six months ended March 31, 2020, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the six months ended March 31, 2020, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract, movements in foreign investment security values and changes in interest rates. Credit risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

The following summary of derivative instruments and hedging activity for each Fund is grouped by risk-type and provides information about the fair value and location of derivatives within the Statements of Assets and Liabilities at March 31, 2020.

Notes to Financial Statements (unaudited)	IVA Funds

Worldwide Fund

Risk-Type Category	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$6,808,705

International Fund

Risk-Type Category	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$7,454,385

The following is a summary for each Fund grouped by risk-type that provides information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the six months ended March 31, 2020.

Worldwide Fund

Risk-Type Category	Derivative Instrument	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)
Foreign exchange	Forward foreign currency contracts	$400,971	$5,053,987

International Fund

Risk-Type Category	Derivative Instrument	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)
Foreign exchange	Forward foreign currency contracts	$748,787	$5,246,625

During the six months ended March 31, 2020, the Worldwide Fund had average notional values of $403,822,527 on forward foreign currency contracts to sell.

During the six months ended March 31, 2020, the International Fund had average notional values of $369,201,214 on forward foreign currency contracts to sell.

The following tables present, by counterparty, gross amounts of derivatives eligible for offsetting, gross amounts offset in the Statements of Assets and Liabilities and related collateral received and/or pledged, if any, that the Funds have elected to offset under their legally enforceable ISDA Master Netting Agreement with such counterparty. An ISDA Master Netting Agreement is an agreement between the Fund and the counterparty that governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral arrangements, if any. Offsetting mechanisms allow the Funds to pay or receive the net amount of all forward foreign currency contracts outstanding on a given settlement date. At March 31, 2020, the Funds did not elect to offset forward foreign currency contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)	IVA Funds

Worldwide Fund

Counterparty	Gross Amount of Recognized Assets	Gross Amount Offset in the Statements of Assets and Liabilities	Collateral Received	Net Exposure Presented in the Statements of Assets and Liabilities
Forward foreign currency contracts State Street Bank & Trust Co.	$6,808,705	–	–	$6,808,705

International Fund

Counterparty	Gross Amount of Recognized Assets	Gross Amount Offset in the Statements of Assets and Liabilities	Collateral Received	Net Exposure Presented in the Statements of Assets and Liabilities
Forward foreign currency contracts State Street Bank & Trust Co.	$7,454,385	–	–	$7,454,385

Note 5 – Shares of Beneficial Interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Notes to Financial Statements (unaudited)	IVA Funds

Transactions in shares of each class of the Worldwide Fund were as follows:

Worldwide Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,078,331	$81,788,826	11,231,971	$189,770,701
Shares reinvested	3,344,291	55,481,795	4,987,878	81,053,021
Shares repurchased	(13,719,543)	(217,745,468)	(20,897,120)	(353,920,725)
Net Decrease	(5,296,921)	$(80,474,847)	(4,677,271)	$(83,097,003)
Class C
Shares sold	539,558	$8,539,172	1,769,750	$28,898,343
Shares reinvested	1,001,247	16,230,211	2,535,020	40,306,819
Shares repurchased	(7,356,160)	(117,112,797)	(18,568,669)	(306,771,845)
Net Decrease	(5,815,355)	$(92,343,414)	(14,263,899)	$(237,566,683)
Class I
Shares sold	21,057,332	$328,856,786	59,069,326	$995,953,384
Shares reinvested	15,200,568	252,937,456	25,133,077	409,417,818
Shares repurchased	(93,190,197)	(1,464,112,505)	(141,948,468)	(2,406,016,443)
Net Decrease	(56,932,297)	$(882,318,263)	(57,746,065)	$(1,000,645,241)

Transactions in shares of each class of the International Fund were as follows:

International Fund

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	668,492	$10,155,760	3,287,250	$48,825,398
Shares reinvested	275,332	4,347,491	542,162	8,040,267
Shares repurchased	(3,439,028)	(48,276,325)	(5,650,309)	(88,119,341)
Net Decrease	(2,495,204)	$(33,773,074)	(1,820,897)	$(31,253,676)
Class C
Shares sold	179,831	$2,596,559	692,881	$9,872,774
Shares reinvested	34,343	532,655	122,641	1,786,878
Shares repurchased	(576,716)	(8,441,118)	(1,631,010)	(24,650,653)
Net Decrease	(362,542)	$(5,311,904)	(815,488)	$(12,991,001)
Class I
Shares sold	16,127,934	$227,761,668	35,903,924	$553,194,974
Shares reinvested	5,363,347	84,794,529	13,076,184	194,050,565
Shares repurchased	(53,075,572)	(766,196,459)	(86,764,349)	(1,332,904,310)
Net Decrease	(31,584,291)	$(453,640,262)	(37,784,241)	$(585,658,771)

Redemption Fees. The Funds impose a redemption fee of 2% of the total redemption amount on the Funds’ shares redeemed within 30 days of buying them or acquiring them by exchange. The redemption fee is credited to the applicable Fund. The purpose of the redemption fee is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Additional Information (unaudited)	IVA Funds

Proxy Voting. Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 866-941-4482, and (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov by accessing the Funds’ Form N-PX and Statement of Additional Information in the Funds’ registration statement on Form N-1A.

Schedules of Portfolio Holdings. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www. sec.gov. The Funds’ Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain the Funds’ Form N-PORT, shareholders can call 866-941-4482.

Trustees and Officers of the Funds. Additional information about Trustees and officers of the Funds is included in the Statement of Additional Information which is available, without charge, upon request, by calling 866-941-4482.

Fund Expenses (unaudited)	IVA Funds

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including initial sales charges and/or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other operating fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2020 (a)

	Actual Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(b)
Worldwide Fund
Class A	-14.28%	$1,000.00	$857.20	1.18%	$5.48
Class C	-14.62%	1,000.00	853.80	1.93%	8.94
Class I	-14.17%	1,000.00	858.30	0.93%	4.32
International Fund
Class A	-17.19%	$1,000.00	$828.10	1.18%	$5.39
Class C	-17.49%	1,000.00	825.10	1.93%	8.81
Class I	-17.12%	1,000.00	828.80	0.93%	4.25

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as initial sales charges (loads) or redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2020

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(b)
Worldwide Fund
Class A	5.00%	$1,000.00	$1,019.10	1.18%	$5.96
Class C	5.00%	1,000.00	1,015.35	1.93%	9.72
Class I	5.00%	1,000.00	1,020.35	0.93%	4.70
International Fund
Class A	5.00%	$1,000.00	$1,019.10	1.18%	$5.96
Class C	5.00%	1,000.00	1,015.35	1.93%	9.72
Class I	5.00%	1,000.00	1,020.35	0.93%	4.70

(a)	Assumes reinvestment of all dividends and capital gain distributions, if any.
(b)	Expenses are equal to the Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year, then divided by 366.

IVA Funds

www.ivafunds.com

Investment Adviser

International Value Advisers, LLC

717 Fifth Avenue

New York, NY 10022

Distributor

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

One Heritage Drive

Quincy, MA 02171-2105

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W 7th Street

STE 219061

Kansas City, MO 64105-1407

Counsel

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2950

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

This report is submitted for the general information of the Funds’ shareholders. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by the Funds’ current prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

The commentary within An Owner’s Manual, the Letter from the President, the Letter from the Portfolio Managers, and the Management’s Discussion of Fund Performance reflects their current views and opinions as of the date of this report. Any such views are subject to change at any time based upon market or other conditions and IVA Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on numerous factors, may not be relied on as an indication of trading intent. References to specific securities should not be construed as recommendations or investment advice.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) The audited schedules of investments are included in the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Nominating and Governance Committee may, in its sole discretion, consider nominees recommended by each Fund’s shareholders.

Item 11. Controls and Procedures.

(a) Within the most recent fiscal half-year of the filing date of this Form N-CSR, Michael W. Malafronte, the registrant’s President and Chief Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Chief Financial Officer, reviewed the registrant’s Disclosure Controls and Procedures and Internal Control over Financial Reporting (the “Procedures”) (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s Procedures (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s Procedures.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date:	May 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date:	May 28, 2020

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Chief Financial Officer

Date:	May 28, 2020